Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segment Information [Abstract]
Schedule of Management Monitors the Results of the Group’s Operating Segments

Management monitors the results of the Group’s operating segments separately for the purpose of assessing performance and making decisions about resource allocations. Segment performance is evaluated based on reportable segment results which is a measure of operating loss before tax.

	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2024
Segment revenue
Sales to external customers	30,443,311	30,890,285	12,843,932	5,136,523	196,695	-	-	79,510,746

Segment loss	(2,585,990)	(6,501,311)	(1,726,411)	(1,331,595)	(552,509)	(88,113)	(11,432,169)	(24,218,098)
Reconciliation:
Interest income								1,478,436
Gain on disposal of assets in Malaysian operations								600,000
Finance costs								(25,472)
Depreciation and amortization								(4,042,969)
Impairment of intangible assets								(4,541,074)
Equity-settled share-based payment expense								(3,179,214)
Changes in fair value of financial instruments								446,811
Unrealized foreign exchange differences, net								(4,196,831)

Loss before tax								(37,678,411)
	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2023
Segment revenue
Sales to external customers	26,947,177	32,069,713	14,169,389	6,742,747	738,053	4,002	-	80,671,081

Segment profit/(loss)	680,500	(1,579,640)	768,659	(826,446)	(485,596)	(105,546)	(5,216,442)	(6,764,511)
Reconciliation:
Interest income								872,503
Finance costs								(19,028,007)
Depreciation and amortization								(7,164,677)
Impairment of intangible assets								(3,105,507)
Equity-settled share-based payment expense								(6,629,044)
Other long-term employee benefits expense								(109,702)
Changes in fair value of financial instruments								(57,333,432)
Share-based payment on listing								(67,027,178)
Transaction expenses								(6,643,367)
Other equity-settled transactions								(500,000)
Unrealized foreign exchange differences, net								895,392

Loss before tax								(172,537,530)
	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2022
Segment revenue
Sales to external customers	22,247,140	23,467,954	9,857,822	11,027,139	1,282,194	250,007	-	68,132,256

Segment loss	(283,904)	(2,035,946)	(1,327,478)	(1,160,908)	(1,877,997)	(1,353,876)	(8,541,112)	(16,581,221)
Reconciliation:
Interest income								28,043
Finance costs								(7,800,597)
Depreciation and amortization								(4,788,750)
Impairment of goodwill								(4,382,926)
Impairment of intangible assets								(1,450,781)
Equity-settled share-based payment expense								(14,430,835)
Other long-term employee benefits credit								4,951,482
Changes in fair value of financial instruments								(1,101,484)
Gain on derecognition of convertible loans and bridge loan								135,031
Other equity-settled transactions								(882,115)
Unrealized foreign exchange differences, net								(3,389,441)

Loss before tax								(49,693,594)

Schedule of Segment Information on Non-Current Assets

Segment information on non-current assets is shown below:

	2024	2023
	US$	US$

Hong Kong	119,515	284,367
Singapore	1,693,004	7,635,554
Philippines	121,049	66,218
Taiwan	42,735	50,195
Malaysia	-	37,959

Total non-current assets	1,976,303	8,074,293